Per share amounts	12 Months Ended
Dec. 31, 2018
Per Share Amounts [Abstract]
Per share amounts

22. Per share amounts

Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2018 was 395,792,732 (2017 - 395,792,686).

	2018	2017

Basic earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$166,323	$(204,942)

Weighted average common shares outstanding	395,793	395,793

Basic earnings (loss) per common share	$0.42	$(0.52)

Diluted earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$166,323	$(204,942)

Weighted average common shares outstanding	395,793	395,793
Dilutive effect of stock options	257	-

Weighted average common shares outstanding, assuming dilution	396,050	395,793

Diluted earnings (loss) per common share	$0.42	$(0.52)